Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	June 30, 2021	December 31, 2020
Website and software development	$37,922,840	$33,894,207
Furniture and fixtures	850,511	843,575
Computers and electronics	956,101	696,684
Vehicles	430,162	430,162
Leasehold improvements	237,190	219,757
Video and equipment	176,903	176,903
Total - Gross	40,573,707	36,261,288
Less: accumulated depreciation	(28,384,282)	(24,790,928)
Total - Net	$12,189,425	$11,470,360

	December 31,
	2020	2019
Website and software development	$33,894,207	$26,611,163
Furniture and fixtures	843,575	843,576
Computers and electronics	696,684	677,943
Vehicles	430,162	467,463
Leasehold improvements	219,757	219,757
Video and equipment	176,903	176,903
Total - Gross	36,261,288	28,996,805
Less: accumulated depreciation	(24,790,928)	(17,976,024)
Total - Net	$11,470,360	$11,020,781

Schedule of property and equipment including amounts for assets recorded under capital leases
	June 30, 2021	December 31, 2020
Gross value at cost	$303,230	$303,230
Less: accumulated depreciation	(280,790)	(269,382)
Net	$22,440	$33,848

	December 31,
	2020	2019
Gross value at cost	$303,230	$343,433
Less: accumulated depreciation	(269,382)	(278,087)
Net	$33,848	$65,346